General (Details) € in Millions, ₪ in Millions		6 Months Ended
	May 31, 2026 ILS (₪)	Jun. 30, 2026 EUR (€)
General [Line Items]
Proportion of ownership interest		51.00%
Percentage of issued and outstanding	50.00%
Consideration received (in New Shekels)	₪ 742.5
Percentage of net debt	50.00%
Cash and cash equivalents (in New Shekels)	₪ 559.8
Talasol Solar S.L. [Member]
General [Line Items]
Proportion of ownership interest		51.00%
Solar Plants [Member]
General [Line Items]
Proportion of ownership interest		51.00%
Groen Gas Goor B.V. [Member]
General [Line Items]
Production capacity (in Euro) | €		€ 3.0
Groen Gas Oude-Tonge B.V. [Member]
General [Line Items]
Production capacity (in Euro) | €		3.8
Groen Gas Gelderland B.V [Member]
General [Line Items]
Production capacity (in Euro) | €		€ 9.5
Ellomay Pumped Storage (2014) Ltd. [Member]
General [Line Items]
Proportion of ownership interest		83.333%
Dorad Energy Ltd [Member]
General [Line Items]
Percentage of issued and outstanding	33.75%
Consideration received (in New Shekels)	₪ 4,400.0
Cash and cash equivalents (in New Shekels)	₪ 167.5